GENERAL INFORMATION (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions							6 Months Ended
		Jun. 01, 2026 USD ($)	May 26, 2026 USD ($) solarPowerPlant	May 11, 2026 director	Mar. 10, 2026 USD ($) mHz	Jan. 02, 2026	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 02, 2026 USD ($)	May 18, 2026 USD ($)	Apr. 20, 2026 ₨ / shares	Apr. 07, 2026 USD ($)	Apr. 07, 2026 PKR (₨)	Mar. 31, 2026 USD ($)	Feb. 26, 2026 shares	Feb. 10, 2026 USD ($)	Feb. 02, 2026 USD ($) tranche interestRateSwap shares	Feb. 02, 2026 PKR (₨) tranche interestRateSwap shares	Jan. 29, 2026 $ / shares shares	Jan. 01, 2026 $ / shares
Disclosure of detailed information about financial instruments [line items]
Reduction in depositary service fees per american depositary share (in dollar per share) | $ / shares																				$ 0.05
Number of members re-elected | director				7
Repayments of debt	[1]						$ 1,178.0	$ 1,055.0
Fees paid for borrowings							$ 17.0	$ 6.0
Notes at 3.375%
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 1,011.0
Borrowings, interest rate		3.375%								3.375%
Notional amount of notes accepted for purchase		$ 885.0
Unamortized transaction costs		1.0
Repayments of debt		877.0
Fees paid for borrowings		2.0
Gain on extinguishment of debt		8.0
Solar Portfolio
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired			100.00%
Number of solar power plants acquired | solarPowerPlant			6
Kyivstar Group Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of common shares offered (in shares) | shares																	14,375,000	14,375,000	12,500,000
Public offering price (in dollars per share) | $ / shares																			$ 10.50
Option period to purchase additional shares																			30 days
Number of common shares offered, additional (in shares) | shares																			1,875,000
Number of common shares sold (in shares) | shares																	14,375,000	14,375,000
Number of underwriters' option common shares sold (in shares) | shares																	1,875,000	1,875,000
JazzWorld | Licences
Disclosure of detailed information about financial instruments [line items]
Mobile spectrum allocation | mHz					190
Useful life measured as period of time, intangible assets other than goodwill					15 years
Capital commitments					$ 240.0
Intangible assets other than goodwill														$ 209.0
JazzWorld | Licences | Not later than one year
Disclosure of detailed information about financial instruments [line items]
Capital commitment, optional payment term, percentage payable					0.50
JazzWorld | Licences | Later than two years and not later than six years
Disclosure of detailed information about financial instruments [line items]
Capital commitment, optional payment term, percentage payable					0.50
JazzWorld | Licences | Later than two years and not later than six years | Karachi Interbank Offered Rate ("KIBOR")
Disclosure of detailed information about financial instruments [line items]
Capital commitment, optional payment term, adjustment to interest rate basis					0.03
JazzWorld | Pakistani Rupee-denominated Loans | Interest rate swap contract | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps | interestRateSwap																	2	2
Hedged item, liabilities																	$ 268.0	₨ 75,000
Number of tranches | tranche																	2	2
JazzWorld | Pakistani Rupee-denominated Loans | Interest rate swap contract | Cash flow hedges | Tranche one
Disclosure of detailed information about financial instruments [line items]
Hedged item, liabilities																	$ 134.0	₨ 37,500
Term of hedging instrument						5 years
Average rate of hedging instrument																	12.55%	12.55%
JazzWorld | Pakistani Rupee-denominated Loans | Interest rate swap contract | Cash flow hedges | Tranche two
Disclosure of detailed information about financial instruments [line items]
Hedged item, liabilities																	$ 134.0	₨ 37,500
Term of hedging instrument						7 years
Average rate of hedging instrument																	12.85%	12.85%
VEON Amsterdam B.V. | Kyivstar Group Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of common shares offered (in shares) | shares															13,975,000				12,100,000
Number of common shares sold (in shares) | shares																	13,975,000	13,975,000
Other selling shareholders | Kyivstar Group Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of common shares offered (in shares) | shares																			400,000
Number of common shares sold (in shares) | shares																	400,000	400,000
Kyivstar Group Ltd. | Tabletki.ua
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired																100.00%
Purchase consideration																$ 161.0
Kyivstar Group Ltd. | Solar Portfolio
Disclosure of detailed information about financial instruments [line items]
Purchase consideration			$ 70.0
Useful life measured as period of time, intangible assets other than goodwill			4 years
Contingent liabilities recognised as of acquisition date			$ 11.0
Jazz International Holding Limited | TPL Corp
Disclosure of detailed information about financial instruments [line items]
Proportion of voting rights acquired												0.6966	0.6966
Jazz International Holding Limited | TPL Corp | TPL Insurance
Disclosure of detailed information about financial instruments [line items]
Competition Commission, maximum acquisition amount approved												$ 14.6	₨ 4,150
Additional proportion of voting rights sought in tender offer											0.0667
Price per share (in Pakistani rupee per share) | ₨ / shares											₨ 30
VEON Midco B.V. | Bond offering, refinancing 2027 dual-tranche senior unsecured notes
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,400.0							$ 1,400.0
Transaction fee		19.0
VEON Midco B.V. | Tranche one | Bond offering, refinancing 2027 dual-tranche senior unsecured notes
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 700.0
Borrowings, interest rate		6.95%
VEON Midco B.V. | Tranche two | Bond offering, refinancing 2027 dual-tranche senior unsecured notes
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 700.0
Borrowings, interest rate		7.45%

[1]	*** Certain prior period comparatives have been reclassified to conform with the current year presentation.